Consolidated Balance Sheets - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Current assets:
Cash	$ 5,249,832	$ 7,482,773
Investments	9,911,200
Prepaid expenses	496,686	1,015,474
Total current assets	15,657,718	8,498,247
Intangible assets, net	730,572	808,604
Deferred loan costs	50,000	50,000
Total assets	16,438,290	9,356,851
Current liabilities:
Accounts payable	280,698	923,239
Accrued expenses	1,569,920	1,685,409
Accrued license acquisition		250,000
Accrued interest and financing expense	1,146,251	743,840
Due to officers - short term	600,000	600,000
Warrant liability		373,599
Total current liabilities	3,596,869	4,576,087
Due to officers - long term	3,673,733	4,123,732
Total liabilities	7,270,602	8,699,819
Commitments and contingencies
Shareholders' equity:
Treasury Stock, 2,641,693 ordinary shares	(2,932,000)	(2,932,000)
Additional paid in capital	47,615,475	31,659,017
Accumulated deficit	(35,515,787)	(28,069,985)
Total shareholders' equity	9,167,688	657,032
Total liabilities and shareholders' equity	$ 16,438,290	$ 9,356,851